INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of income tax [Abstract]
Schedule of Reconciliation Between Theoretical Tax on The Pre-tax Profit and Tax Expense
Reconciliation between the theoretical tax on the pre-tax profit and the tax expense:

	Year ended December 31
	2017	2016
	$ in thousand
Loss before taxes on income	2,128	2,241

Primary tax rate of the Company	24%	25%

Tax calculated according to the Company’s primary tax rate	(511)	(560)

Additional tax (tax saving) in respect of:
Non-deductible expenses	11	4
Current year tax losses and benefits for which deferred
taxes were not created	531	52
Creation of deferred taxes for tax losses and benefits from
previous years for which deferred taxes were not created in
the past	-	(49)

Income tax expenses (income) from continuing operations	31	(553)